STOCKHOLDERS' EQUITY (DEFICIT) - Schedule of Stock by Class (Details) - shares	Jun. 30, 2023	Jan. 02, 2023	Dec. 31, 2022	Dec. 31, 2021
Class of Stock [Line Items]
Preferred stock, shares authorized (in shares)	25,000,000		25,000,000
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized (in shares)	750,000		750,000	750,000
Preferred stock, shares outstanding (in shares)	48,100	48,100	48,100	48,100
Series 1 A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized (in shares)	5,000		5,000
Preferred stock, shares outstanding (in shares)	0		0
Series B 1 Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized (in shares)	2,000		2,000
Preferred stock, shares outstanding (in shares)	0		0
Series B 2 Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized (in shares)	1,000		1,000
Preferred stock, shares outstanding (in shares)	0		0
Series C Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized (in shares)	1,000		1,000
Preferred stock, shares outstanding (in shares)	0		0
Series D Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized (in shares)	3,000		3,000
Preferred stock, shares outstanding (in shares)	0		0
Series D 1 Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized (in shares)	2,500		2,500
Preferred stock, shares outstanding (in shares)	0		0
Series E Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized (in shares)	2,800		2,800
Preferred stock, shares outstanding (in shares)	0		0
Series F Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized (in shares)	7,000		7,000
Preferred stock, shares outstanding (in shares)	0		0
Series G Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized (in shares)	2,000		2,000
Preferred stock, shares outstanding (in shares)	0		0
Series H Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized (in shares)	2,500		2,500
Preferred stock, shares outstanding (in shares)	0		0
Series I Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized (in shares)	1,000		1,000
Preferred stock, shares outstanding (in shares)	0		0
Series J Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized (in shares)	1,350		1,350
Preferred stock, shares outstanding (in shares)	0		0
Series J 1 Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized (in shares)	1,000		1,000
Preferred stock, shares outstanding (in shares)	0		0
Series K Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized (in shares)	20,000		20,000
Preferred stock, shares outstanding (in shares)	0		0
Series 1 B Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized (in shares)	900
Preferred stock, shares outstanding (in shares)	900